Income Taxes (Details) - SoundHound, Inc. [Member] - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Valuation allowance	$ 15.3	$ 17.3
Operating loss carryforwards	237.0	184.6
Future taxable income	75.5	57.0
Federal net operating loss carryforwards	148.3	96.0
Federal research and development	7.5	5.8
State research and development	$ 6.8	5.6
Liability		0.4
Unrecognized tax benefits		$ 3.1
Uncertain tax position	50.00%	50.00%
Unrecognized tax benefits effective tax rate	$ 4.3	$ 3.4
Unrepatriated foreign earnings	The Company is not asserting permanent reinvestment of its unrepatriated foreign earnings under APB23. Management has analyzed the unrepatriated foreign earnings balances and determined that the following balances exist according to US GAAP as of December 31,2020: $0.2 million in Japan, $1.1 million in Canada, and $4.1 million in Germany. Based on the US income tax treaties with Japan and Germany, the Company is entitled to a reduced 0% withholding rate on dividends from the Japanese and German subsidiaries, respectively. Under the US income tax treaty with Canada, the withholding tax rate on dividends is reduced to 5%. Based on the unrepatriated earnings balance of $1.1 million, the effective tax liability is approximately $53,000.